SEGMENT INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation	$ 88.5	$ 83.1	$ 87.3
Underwriting Operations Segment | Personal Lines | Agency Channel | Minimum
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages	35,000